Basic and Diluted Weighted Average Share Amounts (Detail)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	82,096,947	79,427,661
Potential dilutive effect of shares to be issued to settle the debentures	18,457,176	14,595,564
Weighted-average shares outstanding-diluted	100,554,123	94,023,225